WARRANTS (Details 2) - USD ($)	1 Months Ended		3 Months Ended				9 Months Ended			12 Months Ended
	Mar. 01, 2016	Feb. 29, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Class of Warrant or Right, Outstanding			17,638,243	17,900,288		10,823,450	17,900,288	18,049,075		17,900,288	18,049,075	10,823,450
Derivative Liability, Fair Value, Gross Liability						$ 8,382,648		$ 6,067,869			$ 6,067,869	$ 8,382,648
Fair value of warrants exercised			$ (43,562)	$ (60,966)
Change in fair value of warrant derivative liability			391,059	(870,913)	$ (917,749)	6,387,473	$ (7,419,643)	(7,419,643)	$ 0	$ (7,742,555)	(484,124)	6,387,473
Derivative Liability			$ 5,527,049	$ 5,135,990		$ 8,382,648	$ 5,135,990	$ 6,067,869	$ 0	$ 5,135,990	$ 6,067,869	$ 8,382,648
Number Of Warrants Exercised	148,787	148,787	(262,045)	(148,787)
Warrants Issued In February 26, 2015 Financing [Member]
Class of Warrant or Right, Outstanding						8,509,325						8,509,325
Derivative Liability, Fair Value, Gross Liability						$ 550,374						$ 550,374
Warrants Issued In March 27, 2015 Financing [Member]
Class of Warrant or Right, Outstanding						1,333,750						1,333,750
Derivative Liability, Fair Value, Gross Liability						$ 1,036,325						$ 1,036,325
Warrants Issued In March 31, 2015 Financing [Member]
Class of Warrant or Right, Outstanding						980,375						980,375
Derivative Liability, Fair Value, Gross Liability						$ 759,290						$ 759,290
Warrants Issued In April 21, 2015 Financing [Member]
Class of Warrant or Right, Outstanding					3,426,500			3,426,500			3,426,500
Derivative Liability, Fair Value, Gross Liability					$ 2,588,722			$ 2,588,722			$ 2,588,722
Warrants Issued In May 27, 2015 Financing [Member]
Class of Warrant or Right, Outstanding					1,560,625			1,560,625			1,560,625
Derivative Liability, Fair Value, Gross Liability					$ 1,025,173			$ 1,025,173			$ 1,025,173
Warrants Issued In June 30, 2015 Financing [Member]
Class of Warrant or Right, Outstanding					2,238,500			2,238,500			2,238,500
Derivative Liability, Fair Value, Gross Liability					$ 1,490,969			$ 1,490,969			$ 1,490,969